As filed with the Securities and Exchange Commission on November 26, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  September 30, 2008

Item 1. Schedules of Investments.

McCarthy Multi-Cap Stock Fund
Schedule of Investments
at September 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.51%
	Biotechnology - 5.79%
36,700	Amgen, Inc.*+	$2,175,209
	Consumer Finance - 3.96%
42,000	American Express Co.	1,488,060
	Diversified Telecommunication Services - 3.21%
43,210	AT&T, Inc.	1,206,423
	Electronic Equipment & Instruments - 0.92%
14,000	Avnet, Inc.*	344,820
	Food Products - 4.21%
81,300	ConAgra Foods, Inc.	1,582,098
	Health Care Equipment & Supplies - 3.11%
21,700	Covidien Ltd.	1,166,592
	Health Care Providers & Services - 11.89%
28,000	Humana, Inc.*	1,153,600
17,480	UnitedHealth Group, Inc.	443,817
53,980	WellCare Health Plans, Inc.*	1,943,280
19,800	Wellpoint, Inc.*	926,046
		4,466,743
	IT Services - 4.65%
18,000	Automatic Data Processing, Inc.	769,500
39,628	Western Union Co.	977,623
		1,747,123
	Life Insurance - 4.83%
21,900	FBL Financial Group, Inc. - Class A	610,791
28,100	Lincoln National Corp.	1,202,961
		1,813,752
	Metals & Mining - 2.00%
13,200	Freeport-McMoRan Copper & Gold, Inc.	750,420
	Oil & Gas Drilling - 7.76%
15,000	ENSCO International, Inc.	864,450
17,430	Noble Corp.	765,177
11,700	Transocean, Inc.*#	1,285,128
		2,914,755
	Oil & Gas Exploration & Production - 11.65%
9,010	Anadarko Petroleum Corp.	437,075
4,970	Apache Corp.	518,272
25,300	Chesapeake Energy Corp.	907,258
15,000	ConocoPhillips	1,098,750
15,516	Devon Energy Corp.	1,415,059
		4,376,414
	Oil & Gas Refining & Marketing - 2.25%
27,860	Valero Energy Corp.	844,158
	Pharmaceuticals - 15.53%
61,000	Bristol-Myers Squibb Co.	1,271,850
22,946	Johnson & Johnson	1,589,699
119,300	Mylan, Inc.*	1,362,406
46,580	Schering-Plough Corp.	860,332
36,440	Valeant Pharmaceuticals International*	745,927
		5,830,214
	Property & Casualty Insurance - 3.80%
14,906	Argo Group International Holdings Ltd.*	549,286
200	Berkshire Hathaway Inc. - Class B*	879,000
		1,428,286
	Real Estate Management & Development - 1.74%
15,000	Jones Lang LaSalle, Inc.	652,200
	Reinsurers - 8.12%
11,400	Everest Re Group, Ltd.	986,442
46,270	Montpelier Re Holdings Ltd.	763,918
25,000	RenaissanceRe Holdings Ltd.	1,300,000
		3,050,360
	Software - 2.09%
29,400	Microsoft Corp.	784,686
	TOTAL COMMON STOCKS (Cost $37,691,465)	36,622,313

	PREFERRED STOCKS - 1.94%
	Pharmaceuticals - 1.94%
4,225	Schering-Plough Corp. (Cost $887,260)	731,009

	SHORT-TERM INVESTMENTS - 1.04%
389,451	Federated Cash Trust Money Market Fund (Cost $389,451)	389,451
	Total Investments in Securities (Cost $38,968,176) - 100.49%	37,742,773
	Liabilities in Excess of Other Assets - (0.49)%	(184,685)
	NET ASSETS - 100.00%	$37,558,088

* Non-income producing security.
# U.S. traded security of a foreign issuer.
+ Security is subject to a written call option.

Schedule of Call Options Written
at September 30, 2008 (Unaudited)

Contracts		Value
360	Amgen, Inc.
	Expiring January, 2009, Exercise Price: $60.00	$172,800
	Total Call Options Written (Premiums received $263,159)	$172,800

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows**:

Cost of investments (long positions)	$38,968,176
Cost of investments (short positions)	(263,159)
$38,705,017

Gross unrealized appreciation	$2,450,902
Gross unrealized depreciation	(3,585,946)
Net unrealized depreciation	$(1,135,044)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at September 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Investments in:
Securities	$37,742,773	$37,742,773	$ —	$ —
Other Financial Instruments*	90,359	90,359	—	—
Total	$37,833,132	$37,833,132	$ —	$ —

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at the unrealized appreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    11/20/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    11/20/2008

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    11/20/2008

* Print the name and title of each signing officer under his or her signature.